Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,113,200,000,000	£ 1,114,491,000,000
Coverage ratio			1.20%
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio			3.80%
Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio			32.40%
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio			0.10%
Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Threshold for adjustments excluded from sensitivity analysis	£ 10,000,000
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance		2,320,000,000
Loans and advances [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	2.00%
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 326,406,000,000		£ 317,188,000,000
Coverage ratio	2.00%		2.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 280,538,000,000		£ 265,009,000,000
Coverage ratio	0.20%		0.20%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 40,732,000,000		£ 46,480,000,000
Coverage ratio	6.20%		6.30%
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,136,000,000		£ 5,699,000,000
Coverage ratio	39.60%		37.20%
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 333,176,000,000		£ 324,290,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	281,226,000,000		265,617,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,447,000,000		49,592,000,000
Loans and advances [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,503,000,000		9,081,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,770,000,000		7,102,000,000
ECL movement excluding assets derecognised due to disposals and write-off	1,928,000,000
UK economic uncertainty adjustment	150,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	688,000,000		608,000,000
UK economic uncertainty adjustment	0
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,715,000,000		3,112,000,000
UK economic uncertainty adjustment	150,000,000
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,367,000,000		3,382,000,000
UK economic uncertainty adjustment	£ 0
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance		£ 29,000,000
Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Home loans [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.03%
Home loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.13%
Home loans [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Home loans [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Home loans [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.11%)
Home loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	11.60%	15.50%
Total management adjustments to impairment allowances, including forbearance	£ (54,000,000)	£ (71,000,000)
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,284,000,000		£ 146,509,000,000
Coverage ratio	0.30%		0.30%
Home loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 130,035,000,000		£ 125,186,000,000
Coverage ratio	0.00%		0.00%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,124,000,000		£ 19,224,000,000
Coverage ratio	0.50%		0.50%
Home loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,125,000,000		£ 2,099,000,000
Coverage ratio	14.20%		13.40%
Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,573,000,000
Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,455,000,000
Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Home loans [member] | Gross exposure [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Gross exposure [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(889,000,000)
Home loans [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	889,000,000
Home loans [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Gross exposure [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Gross exposure [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	506,000,000
Home loans [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(506,000,000)
Home loans [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	150,748,000,000		£ 146,973,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	130,066,000,000		125,224,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,206,000,000		19,324,000,000
Home loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,476,000,000		2,425,000,000
Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,000,000
Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,000,000
Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,000,000
Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,000,000
Home loans [member] | Impairment allowance [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,000,000
Home loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,000,000
Home loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,000,000
Home loans [member] | Impairment allowance [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,000,000)
Home loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,000,000)
Home loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,000,000)
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	464,000,000		464,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,000,000		38,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	82,000,000		100,000,000
Home loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 351,000,000		326,000,000
Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance		£ 2,051,000,000
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.40%
Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.05%
Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.89%
Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.94%
Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.04%)
Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.83%)
Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.79%)
Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.07%
Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.81%
Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.04%)
Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.78%)
Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.43%)
Credit cards, unsecured and other retail lending [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	6.90%	2.60%
Total management adjustments to impairment allowances, including forbearance	£ (370,000,000)	£ (80,000,000)
UK economic uncertainty adjustment	100,000,000
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 56,431,000,000		£ 53,526,000,000
Coverage ratio	8.60%		9.00%
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,257,000,000		£ 40,041,000,000
Coverage ratio	1.20%		1.10%
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,925,000,000		£ 12,232,000,000
Coverage ratio	18.80%		17.20%
UK economic uncertainty adjustment	£ 100,000,000
Credit cards, unsecured and other retail lending [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,249,000,000		£ 1,253,000,000
Coverage ratio	66.80%		64.60%
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,494,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,943,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(252,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	252,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	294,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(294,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	157,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	144,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(86,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(76,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,000,000)
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	61,774,000,000		£ 58,792,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,785,000,000		40,482,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,229,000,000		14,766,000,000
Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,000,000		3,544,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,567,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	355,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,013,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,200,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	123,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(121,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(102,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(15,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(312,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	312,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	214,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(214,000,000)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,343,000,000		5,266,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	528,000,000		441,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,304,000,000		2,534,000,000
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,511,000,000		2,291,000,000
Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	6.00%
Additional impairment allowance		£ 240,000,000
Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	28.60%
Corporate loans [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.02%
Corporate loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.13%
Corporate loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.35%
Corporate loans [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Corporate loans [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Corporate loans [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(3.84%)
Corporate loans [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.06%
Corporate loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.55%
Corporate loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.55%
Corporate loans [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Corporate loans [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.54%)
Corporate loans [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(2.95%)
Corporate loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	(0.70%)	12.10%
Total management adjustments to impairment allowances, including forbearance	£ 7,000,000	£ (138,000,000)
UK economic uncertainty adjustment	50,000,000
Corporate loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 119,691,000,000		£ 117,153,000,000
Coverage ratio	0.80%		1.20%
Corporate loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 105,246,000,000		£ 99,782,000,000
Coverage ratio	0.10%		0.10%
Corporate loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,683,000,000		£ 15,024,000,000
Coverage ratio	2.50%		3.10%
Corporate loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,762,000,000		£ 2,347,000,000
Coverage ratio	22.30%		24.60%
Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,835,000,000
Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,377,000,000
Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165,000,000
Corporate loans [member] | Gross exposure [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Gross exposure [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(13,000,000)
Corporate loans [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,000,000
Corporate loans [member] | Gross exposure [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Gross exposure [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Gross exposure [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	79,000,000
Corporate loans [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(79,000,000)
Corporate loans [member] | Gross exposure [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Gross exposure [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	98,000,000
Corporate loans [member] | Gross exposure [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,000,000
Corporate loans [member] | Gross exposure [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,000,000
Corporate loans [member] | Gross exposure [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,000,000
Corporate loans [member] | Gross exposure [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(53,000,000)
Corporate loans [member] | Gross exposure [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,000,000)
Corporate loans [member] | Gross exposure [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(15,000,000)
Corporate loans [member] | Gross exposure [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(35,000,000)
Corporate loans [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	120,654,000,000		£ 118,525,000,000
Corporate loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105,375,000,000		99,911,000,000
Corporate loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,012,000,000		15,502,000,000
Corporate loans [member] | Gross exposure [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,267,000,000		3,112,000,000
Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	832,000,000
Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	175,000,000
Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323,000,000
Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	333,000,000
Corporate loans [member] | Impairment allowance [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,000,000
Corporate loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,000,000
Corporate loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,000,000
Corporate loans [member] | Impairment allowance [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,000,000
Corporate loans [member] | Impairment allowance [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49,000,000)
Corporate loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,000,000
Corporate loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,000,000)
Corporate loans [member] | Impairment allowance [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(46,000,000)
Corporate loans [member] | Impairment allowance [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Impairment allowance [member] | US Downward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(46,000,000)
Corporate loans [member] | Impairment allowance [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,000,000
Corporate loans [member] | Impairment allowance [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Impairment allowance [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Impairment allowance [member] | US Upward Scenario [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	83,000,000
Corporate loans [member] | Impairment allowance [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(83,000,000)
Corporate loans [member] | Impairment allowance [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	963,000,000		1,372,000,000
Corporate loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	129,000,000		129,000,000
Corporate loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	329,000,000		478,000,000
Corporate loans [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505,000,000		£ 765,000,000
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of method, parameters and assumptions used in preparing sensitivity analysis reflecting interdependencies between risk variables	Barclays Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury, Bloomberg and the Urban Land Institute, which forms the baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six economic core variables, (GDP, unemployment and House Price Index (HPI) in both the UK and US markets), and expanded variables using statistical models based on historical correlations. All five scenarios converge to a steady state after eight years. Scenario weights (audited) The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historic UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. The probability weights of the scenarios as of 31 December 2018 are shown below. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.
Term at which scenario converges to steady state	8 years
Credit risk [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 200,000,000
Increase (decrease) in transfers into stage 2 (from stage 1), percentage	1.00%
Credit risk [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance including loan commitments and financial guarantee contracts, percentage	80.00%
Credit risk [member] | Financial assets at amortised cost [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances at amortised cost, percentage	80.00%
Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in transfers into stage 2 (from stage 1)	£ 3,332,000,000
Credit risk [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	(19,000,000,000)
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers out of Stage 2 (to stage 1)	£ 294,000,000
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	(0.83%)
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers out of Stage 2 (to stage 1)	£ 214,000,000
Credit risk [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	(0.78%)
Credit risk [member] | Corporate loans [member] | UK Downward scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	0.13%
Credit risk [member] | Corporate loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	1.55%
Credit risk [member] | Corporate loans [member] | US Downward Scenario [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance	£ 39,000,000
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	24.00%
Upside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,402,000,000
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,627,000,000
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,000,000
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.20%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.50%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,082,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,355,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,296,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	343,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,779,000,000
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174,000,000
Upside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%
Upside 1 [member] | Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,180,000,000
Upside 1 [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,031,000,000
Upside 1 [member] | Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	163,000,000
Upside 1 [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 290,000,000
Upside 1 [member] | United Kingdom | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.00%
Upside 1 [member] | United Kingdom | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	33.00%
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 1 [member] | United Kingdom | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | United Kingdom | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | United Kingdom | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Upside 1 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | United Kingdom | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | United Kingdom | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.70%
Upside 1 [member] | United Kingdom | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | United Kingdom | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | United Kingdom | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | United States [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.00%
Upside 1 [member] | United States [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	33.00%
Upside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Upside 1 [member] | United States [member] | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | United States [member] | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | United States [member] | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | United States [member] | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.50%
Upside 1 [member] | United States [member] | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | United States [member] | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | United States [member] | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | United States [member] | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		27.30%
Upside 1 [member] | United States [member] | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 1 [member] | United States [member] | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 1 [member] | United States [member] | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 1 [member] | United States [member] | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	9.00%
Upside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Upside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,814,000,000
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,214,000,000
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,000,000
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.80%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.80%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,104,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,334,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,026,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	304,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,569,000,000
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154,000,000
Upside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%
Upside 2 [member] | Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,346,000,000
Upside 2 [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,866,000,000
Upside 2 [member] | Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	161,000,000
Upside 2 [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 277,000,000
Upside 2 [member] | United Kingdom | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%
Upside 2 [member] | United Kingdom | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.00%
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.50%
Upside 2 [member] | United Kingdom | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | United Kingdom | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | United Kingdom | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.90%
Upside 2 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | United Kingdom | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | United Kingdom | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		52.90%
Upside 2 [member] | United Kingdom | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | United Kingdom | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | United Kingdom | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | United States [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%
Upside 2 [member] | United States [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.00%
Upside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		6.70%
Upside 2 [member] | United States [member] | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | United States [member] | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | United States [member] | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | United States [member] | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 2 [member] | United States [member] | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | United States [member] | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | United States [member] | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | United States [member] | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		32.10%
Upside 2 [member] | United States [member] | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Upside 2 [member] | United States [member] | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Upside 2 [member] | United States [member] | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Upside 2 [member] | United States [member] | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Period applicable in scenario model to calculate expected credit losses	5 years
Scenario probability weighting	41.00%
Baseline [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Baseline [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,924,000,000
Baseline [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,105,000,000
Baseline [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Baseline [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,000,000
Baseline [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.10%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.30%
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,536,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,902,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,519,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	351,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,969,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,199,000,000
Baseline [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Key principal portfolios [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.00%
Baseline [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%
Baseline [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	27.70%
Baseline [member] | Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,941,000,000
Baseline [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,271,000,000
Baseline [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165,000,000
Baseline [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	786,000,000
Baseline [member] | Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162,000,000
Baseline [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	302,000,000
Baseline [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323,000,000
Baseline [member] | Corporate loans [member] | Impairment allowance [member] | Expected credit losses individually assessed [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Min [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,000,000
Baseline [member] | United Kingdom | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.00%
Baseline [member] | United Kingdom | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.00%
Baseline [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.80%
Baseline [member] | United Kingdom | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Baseline [member] | United Kingdom | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Baseline [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%
Baseline [member] | United Kingdom | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%
Baseline [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Baseline [member] | United Kingdom | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Baseline [member] | United Kingdom | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Baseline [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%
Baseline [member] | United Kingdom | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%
Baseline [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.80%
Baseline [member] | United Kingdom | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Baseline [member] | United Kingdom | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Baseline [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%
Baseline [member] | United Kingdom | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%
Baseline [member] | United States [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.00%
Baseline [member] | United States [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.00%
Baseline [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.10%
Baseline [member] | United States [member] | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%
Baseline [member] | United States [member] | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%
Baseline [member] | United States [member] | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Baseline [member] | United States [member] | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Baseline [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Baseline [member] | United States [member] | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Baseline [member] | United States [member] | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Baseline [member] | United States [member] | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Baseline [member] | United States [member] | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Baseline [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.40%
Baseline [member] | United States [member] | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%
Baseline [member] | United States [member] | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%
Baseline [member] | United States [member] | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Baseline [member] | United States [member] | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.00%
Downside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 1 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 114,858,000,000
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,170,000,000
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,000,000
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.10%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.50%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,846,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,591,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,929,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	365,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,331,000,000
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,234,000,000
Downside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%
Downside 1 [member] | Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,517,000,000
Downside 1 [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,694,000,000
Downside 1 [member] | Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	203,000,000
Downside 1 [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 397,000,000
Downside 1 [member] | United Kingdom | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	28.00%
Downside 1 [member] | United Kingdom | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.00%
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(0.60%)
Downside 1 [member] | United Kingdom | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | United Kingdom | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | United Kingdom | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.50%
Downside 1 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | United Kingdom | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | United Kingdom | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(9.20%)
Downside 1 [member] | United Kingdom | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | United Kingdom | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | United Kingdom | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | United States [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	34.00%
Downside 1 [member] | United States [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.00%
Downside 1 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(1.00%)
Downside 1 [member] | United States [member] | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | United States [member] | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | United States [member] | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | United States [member] | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.00%
Downside 1 [member] | United States [member] | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | United States [member] | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | United States [member] | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | United States [member] | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(2.10%)
Downside 1 [member] | United States [member] | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 1 [member] | United States [member] | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 1 [member] | United States [member] | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 1 [member] | United States [member] | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Unemployment rate	9.00%
Downside 2 [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 19,000,000,000
Downside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Downside 2 [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 109,305,000,000
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,724,000,000
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,104,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	208,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	172,000,000
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverage rates	8.00%
Coverage ratio	26.40%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.60%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 5,610,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,884,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,553,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,999,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,052,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	388,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,366,000,000
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,297,000,000
Downside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.40%
Downside 2 [member] | Corporate loans [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 73,715,000,000
Downside 2 [member] | Corporate loans [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,496,000,000
Downside 2 [member] | Corporate loans [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	242,000,000
Downside 2 [member] | Corporate loans [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 813,000,000
Downside 2 [member] | United Kingdom | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%
Downside 2 [member] | United Kingdom | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | United Kingdom | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | United Kingdom | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | United Kingdom | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Downside 2 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | United Kingdom | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | United Kingdom | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(35.10%)
Downside 2 [member] | United Kingdom | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | United Kingdom | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | United Kingdom | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | United States [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%
Downside 2 [member] | United States [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%
Downside 2 [member] | United States [member] | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | United States [member] | GDP [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | United States [member] | GDP [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | United States [member] | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | United States [member] | GDP [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | United States [member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.60%
Downside 2 [member] | United States [member] | Unemployment [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | United States [member] | Unemployment [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | United States [member] | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | United States [member] | Unemployment [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | United States [member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(20.20%)
Downside 2 [member] | United States [member] | HPI [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)
Downside 2 [member] | United States [member] | HPI [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)
Downside 2 [member] | United States [member] | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)
Downside 2 [member] | United States [member] | HPI [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)